Hood River New Opportunities Fund
Schedule of Investments
September 30, 2025 (Unaudited)

COMMON STOCKS - 96.2%		Shares	Value
COMMUNICATION SERVICES - 2.9%
Entertainment - 1.9%
Electronic Arts, Inc.		9,132	$1,841,924
Take-Two Interactive Software, Inc. (a)		10,558	2,727,765
			4,569,689
Interactive Media & Services - 1.0%
Reddit, Inc. - Class A (a)		10,316	2,372,577
TOTAL COMMUNICATION SERVICES			6,942,266

CONSUMER DISCRETIONARY - 8.9%
Automobile Components - 0.2%
Visteon Corp.		4,961	594,625
			$–
Broadline Retail - 1.4%
Ollie's Bargain Outlet Holdings, Inc. (a)(b)		26,593	3,414,541
			$–
Hotels, Restaurants & Leisure - 3.8%
Genius Sports Ltd. (a)		271,460	3,360,675
Kura Sushi USA, Inc. - Class A (a)(b)		10,105	600,338
Life Time Group Holdings, Inc. (a)		105,585	2,914,146
Rush Street Interactive, Inc. (a)		112,018	2,294,128
			9,169,287
Management of Companies and Enterprises - 0.8%
Viking Holdings Ltd. ORD SHS (a)(b)		29,854	1,855,725
			$–
Specialty Retail - 2.3%
Build-A-Bear Workshop, Inc.		8,201	534,787
Camping World Holdings, Inc. - Class A		88,498	1,397,383
Five Below, Inc. (a)		4,508	697,388
Signet Jewelers Ltd. (b)		12,575	1,206,194
Williams-Sonoma, Inc.		8,190	1,600,736
			5,436,488
Textiles, Apparel & Luxury Goods - 0.4%
Amer Sports, Inc. (a)		28,637	995,136
TOTAL CONSUMER DISCRETIONARY			21,465,802

CONSUMER STAPLES - 2.0%
Beverages - 0.9%
Celsius Holdings, Inc. (a)		37,181	2,137,536
			$–
Consumer Staples Distribution & Retail - 0.8%
Sprouts Farmers Market, Inc. (a)		17,884	1,945,779
			$–
Food Products - 0.3%
Freshpet, Inc. (a)		13,383	737,537
TOTAL CONSUMER STAPLES			4,820,852

ENERGY - 1.7%
Oil, Gas & Consumable Fuels - 1.7%
Antero Resources Corp. (a)		61,402	2,060,651
Comstock, Inc. (a)(b)		281,327	962,138
Expand Energy Corp.		9,999	1,062,294
TOTAL ENERGY			4,085,083

FINANCIALS - 10.2%
Banks - 2.1%
Customers Bancorp, Inc. (a)		32,924	2,152,242
East West Bancorp, Inc.		14,256	1,517,551
Western Alliance Bancorp		14,729	1,277,299
			4,947,092
Consumer Finance - 5.8%
Dave, Inc. (a)		40,170	8,007,889
FirstCash Holdings, Inc.		22,207	3,518,033
Kaspi.KZ JSC - ADR		11,567	944,793
SoFi Technologies, Inc. (a)		60,037	1,586,178
			14,056,893
Insurance - 2.3%
Hippo Holdings, Inc. (a)		80,665	2,916,846
Slide Insurance Holdings, Inc. (a)		168,428	2,658,636
			5,575,482
TOTAL FINANCIALS			24,579,467

HEALTH CARE - 17.8%
Biotechnology - 9.0%
Akero Therapeutics, Inc. (a)		4,224	200,556
Aurinia Pharmaceuticals, Inc. (a)		6,967	76,985
BioCryst Pharmaceuticals, Inc. (a)		89,397	678,523
Bridgebio Pharma, Inc. (a)(b)		27,436	1,425,026
Insmed, Inc. (a)		34,075	4,907,141
Krystal Biotech, Inc. (a)		15,003	2,648,480
Madrigal Pharmaceuticals, Inc. (a)		5,573	2,556,112
Neurocrine Biosciences, Inc. (a)		20,368	2,859,260
PTC Therapeutics, Inc. (a)		23,166	1,421,697
Revolution Medicines, Inc. (a)		20,944	978,085
Rhythm Pharmaceuticals, Inc. (a)		5,527	558,172
Scholar Rock Holding Corp. (a)(b)		52,185	1,943,369
Soleno Therapeutics, Inc. (a)		14,628	988,853
TG Therapeutics, Inc. (a)		16,283	588,223
			21,830,482
Health Care Equipment & Supplies - 4.3%
AtriCure, Inc. (a)		80,758	2,846,720
Butterfly Network, Inc. (a)(b)		831,994	1,605,748
Enovis Corp. (a)		41,639	1,263,327
Kestra Medical Technologies Ltd. (a)(b)		61,366	1,458,056
Senseonics Holdings, Inc. (a)(b)		1,307,708	569,899
Tandem Diabetes Care, Inc. (a)(b)		42,354	514,178
TransMedics Group, Inc. (a)		18,251	2,047,762
			10,305,690
Health Care Providers & Services - 3.2%
Ensign Group, Inc.		6,466	1,117,131
Guardant Health, Inc. (a)		39,321	2,456,776
National HealthCare Corp.		7,416	901,118
RadNet, Inc. (a)		34,578	2,635,189
Select Medical Holdings Corp.		42,158	541,309
			7,651,523
Health Care Technology - 0.4%
Waystar Holding Corp. (a)		27,503	1,042,914
			$–
Pharmaceuticals - 0.9%
Axsome Therapeutics, Inc. (a)		10,009	1,215,593
Crinetics Pharmaceuticals, Inc. (a)		22,296	928,628
			2,144,221
TOTAL HEALTH CARE			42,974,830

INDUSTRIALS - 22.2%
Aerospace & Defense - 4.2%
Axon Enterprise, Inc. (a)		2,285	1,639,807
Curtiss-Wright Corp.		2,046	1,110,855
Karman Holdings, Inc. (a)		19,720	1,423,784
Kratos Defense & Security Solutions, Inc. (a)		66,191	6,047,872
			10,222,318
Commercial Services & Supplies - 1.6%
GFL Environmental, Inc.		81,995	3,884,923
			$–
Construction & Engineering - 6.5%
API Group Corp. (a)		62,599	2,151,528
Comfort Systems USA, Inc.		6,787	5,600,497
MasTec, Inc. (a)		37,346	7,947,602
			15,699,627
Electrical Equipment - 0.7%
Vertiv Holdings Co. - Class A		10,998	1,659,158
			$–
Ground Transportation - 1.6%
XPO, Inc. (a)		30,532	3,946,872
			$–
Machinery - 2.2%
ESCO Technologies, Inc.		8,196	1,730,257
Symbotic, Inc. (a)(b)		64,961	3,501,398
			5,231,655
Marine Transportation - 0.3%
Kirby Corp. (a)		9,093	758,811
			$–
Professional Services - 2.2%
ExlService Holdings, Inc. (a)		49,442	2,176,931
Parsons Corp. (a)		36,678	3,041,340
			5,218,271
Trading Companies & Distributors - 2.9%
QXO, Inc. (a)		179,227	3,416,067
Xometry, Inc. - Class A (a)(b)		65,338	3,558,961
			6,975,028
TOTAL INDUSTRIALS			53,596,663

INFORMATION TECHNOLOGY - 25.7%(c)
Communications Equipment - 6.7%
Ciena Corp. (a)		35,953	5,237,273
Lumentum Holdings, Inc. (a)(b)		16,683	2,714,491
Ondas Holdings, Inc. (a)(b)		1,059,318	8,177,935
			16,129,699
Electronic Equipment, Instruments & Components - 2.5%
Corning, Inc.		27,119	2,224,571
Fabrinet (a)		5,332	1,944,154
Unusual Machines, Inc. (a)		129,366	1,953,427
			6,122,152
IT Services - 5.7%
Applied Digital Corp. (a)(b)		409,291	9,389,136
DigitalOcean Holdings, Inc. (a)(b)		29,854	1,019,813
Okta, Inc. (a)		12,132	1,112,504
Twilio, Inc. - Class A (a)		21,655	2,167,449
			13,688,902
Semiconductors & Semiconductor Equipment - 4.8%
Lattice Semiconductor Corp. (a)		24,119	1,768,405
Rambus, Inc. (a)		27,169	2,831,010
Semtech Corp. (a)		55,882	3,992,769
Sequans Communications SA - ADR (a)		12,165	115,081
Tower Semiconductor Ltd. (a)		38,944	2,815,651
			11,522,916
Software - 6.0%
ACI Worldwide, Inc. (a)		69,975	3,692,581
Clearwater Analytics Holdings, Inc. - Class A (a)		110,761	1,995,913
Pegasystems, Inc.		43,809	2,519,018
Red Violet, Inc.		10,899	569,473
Unity Software, Inc. (a)		85,362	3,417,894
Varonis Systems, Inc. (a)		42,288	2,430,291
			14,625,170
TOTAL INFORMATION TECHNOLOGY			62,088,839

MATERIALS - 1.7%
Chemicals - 0.5%
DuPont de Nemours, Inc.		16,677	1,299,138
			$–
Construction Materials - 0.4%
Eagle Materials, Inc.		4,211	981,332
			$–
Metals & Mining - 0.8%
Almonty Industries, Inc. (a)		312,001	1,881,366
TOTAL MATERIALS			4,161,836

REAL ESTATE - 0.8%
Real Estate Management & Development - 0.8%
CoStar Group, Inc. (a)		21,251	1,792,947
TOTAL REAL ESTATE			1,792,947

UTILITIES - 2.3%
Electric Utilities - 2.1%
NRG Energy, Inc.		20,190	3,269,771
Oklo, Inc. (a)(b)		15,505	1,730,823
			5,000,594
Water Utilities - 0.2%
WaterBridge Infrastructure LLC - Class A (a)		16,769	422,914
TOTAL UTILITIES			5,423,508
TOTAL COMMON STOCKS (Cost $176,859,693)			231,932,093

WARRANTS - 0.1%		Contracts	Value
Sequans Communications (SQNS), Expires 09/30/2030, Exercise Price $0.01 (a)(d)		28,496	269,567
Sequans Communications (SQNS), Expires 10/05/2025, Exercise Price $0.01 (a)(d)		12,521	0
TOTAL WARRANTS (Cost $396,088)			269,567

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 12.6%		Units	Value
Mount Vernon Liquid Assets Portfolio, LLC, 4.27%(e)		30,303,309	30,303,309
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $30,303,309)			30,303,309

MONEY MARKET FUNDS - 3.6%		Shares	Value
First American Treasury Obligations Fund - Class X, 4.02%(e)		8,826,435	8,826,435
TOTAL MONEY MARKET FUNDS (Cost $8,826,435)			8,826,435

TOTAL INVESTMENTS - 112.5% (Cost $216,385,525)			271,331,404
Liabilities in Excess of Other Assets - (12.5)%			(30,086,345)
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$241,245,059
two			–%
Percentages are stated as a percent of net assets.			–%

ADR - American Depositary Receipt
JSC - Public Joint Stock Company
LLC - Limited Liability Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of September 30, 2025. The fair value of these securities was $29,131,989.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $269,567 or 0.1% of net assets as of September 30, 2025.

(e)	The rate shown represents the 7-day annualized yield as of September 30, 2025.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Hood River New Opportunities Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$231,932,093	$–	$–	$231,932,093
Warrants	–	–	269,567	269,567
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	30,303,309
Money Market Funds	8,826,435	–	–	8,826,435
Total Investments	$240,758,528	$–	$269,567	$271,331,404

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $30,303,309 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.